Intangible Assets - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Intangible Assets [Line Items]
Trade name ,value	$ 36,600,000	$ 42,600,000
Voluntary changes in accounting policy [member]
Disclosure Of Intangible Assets [Line Items]
Decrease in intangible assets	2,100
Increase (decrease) in deferred tax liability (asset)	500
Increase (decrease) through appropriation of retained earnings, equity	$ 1,600
Trade name [Member]
Disclosure Of Intangible Assets [Line Items]
Tradename Retain Period	2 years
Remaining Amortisation Period	2 years
Net book value of subsidiary	$ 3,500,000
Discounted Cash Flow
Disclosure Of Intangible Assets [Line Items]
Debt leveraging interest rate	40.00%	40.00%
Market interest rate	5.70%	5.90%
Average growth rate	2.00%	2.00%
Terminal value growth rate	2.00%	2.00%
Trademarks
Disclosure Of Intangible Assets [Line Items]
Useful lives reassessed intangible assets		$ 6,300,000
Impairment charges of reassessed intangible assets		0
Impairment charge		$ 0
Bottom of Range
Disclosure Of Intangible Assets [Line Items]
Percentage of relief from royalty method used for impairment testing of intangible life	6.70%	6.60%
Top of Range
Disclosure Of Intangible Assets [Line Items]
Percentage of relief from royalty method used for impairment testing of intangible life	9.90%	9.70%
Carrying value
Disclosure Of Intangible Assets [Line Items]
Trade name ,value	$ 27,500,000	$ 31,600,000